Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2013
Supplement [Text Block]	lmgamt_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED MARCH 31, 2013, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is superseded by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

Legg Mason Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED MARCH 31, 2013, OF
LEGG MASON STRATEGIC REAL RETURN FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is superseded by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.